Supplemental cash flow disclosures - Summary of supplemental cash flow (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Supplemental cash flow disclosures [abstract]
Deferred financing transactions costs included in accounts payable and accrued liabilities	$ 101	$ 0	$ 0
Additions to property and equipment included in accounts payable and accrued liabilities	0	0	156
Costs related to issuance of long-term debt included in accounts payable and accrued liabilities	144	0	0
Costs related to repayment of long-term debt included in accounts payable and accrued liabilities	95	0	0
Acquisition of derivative financial assets included in accounts payable and accrued liabilities	0	0	104
Additions to intangible assets included in accounts payable and accrued liabilities	0	0	2,832
Reclassification of other Deferred financing costs to long-term debt	0	0	38
Share issue cost included in accounts payable and accrued liabilities	$ 0	$ 505	$ 37